Contingencies and litigations (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Other provisions	€ 8,865	€ 25,674
Legal proceedings provision
Disclosure of other provisions [line items]
Other provisions	€ 5,200	€ 5,200